Document and Entity Information	Mar. 30, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001753886
Document Type	8-K/A
Document Period End Date	Mar. 30, 2022
Entity Registrant Name	STONEMOR INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39172
Entity Tax Identification Number	80-0103152
Entity Address, Address Line One	3331 Street Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	215
Local Phone Number	826-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	STON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	StoneMor Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K (this “Amendment”) to amend the Company’s Current Report on Form 8-K, originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 30, 2022 in connection with the issuance of a press release announcing the Company’s financial results for the quarter and year ended December 31, 2021 (the “Original Report”). The Original Report included an incorrect copy of the press release as Exhibit 99.1. This Amendment is being filed to furnish the correct version of the press release.